Note 8 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revolving credit facility	$ 96,688
Senior Notes	150,000
Capital leases maturing at various dates through 2021	1,188
Other long-term debt maturing at various dates up to 2023	3,033
	250,909
Less: current portion	1,043	$ 4,041
Long-term debt - non-current	$ 249,866	$ 197,158